(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations
(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations

(Write-down) and Gain (Loss) on Sale of Vessels

In 2016, the Partnership sold a 1992-built shuttle tanker, the Navion Torinita, for net proceeds of $5.0 million, which was the approximate carrying value of the vessel at the time of sale, and sold a 1995-built shuttle tanker, the Navion Europa, for net proceeds of $14.4 million, for which the Partnership recorded a gain on sale of $6.8 million in the Partnership's shuttle tanker segment, in a 67%-owned subsidiary of the Partnership. The gain on sale of $6.8 million recorded includes both the Partnership's interest and the non-controlling interest. The Navion Torinita had previously been written down to its estimated fair value, using an appraised value as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. The Partnership’s consolidated statement of income for the year ended December 31, 2015 includes a $1.7 million write-down related to this vessel. The write-down is included in the Partnership’s shuttle tanker segment.

During the fourth quarter of 2016, the carrying value of the Navion Marita was written down to its estimated fair value, using an appraised value, as a result of fewer opportunities to trade the vessel in the conventional tanker market. The Partnership’s consolidated statement of income for the year ended December 31, 2016, includes a $2.1 million write-down related to this vessel. The write-down is included in the Partnership’s shuttle tanker segment. In 2016, the carrying value of one of the Partnerships FSO units, the Navion Saga, was written down to its estimated fair value, using an appraised value, as a result of the expected sale of the unit and the unit was classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2016. The Partnership’s consolidated statement of income for the year ended December 31, 2016, includes a $1.0 million write-down related to this FSO unit. The write-down is included in the Partnership's FSO segment. In 2016, the Partnership canceled the UMS construction contracts for its two UMS newbuildings. As a result, the carrying values of these two UMS newbuildings were written down to $nil. The Partnership's consolidated statements for the year ended December 31, 2016 includes a $43.7 million write-down related to these two UMS newbuildings (see notes 4 and 14c). The write-down is included in the Partnership’s UMS segment.

In 2015, the carrying values of two of the Partnership’s 2000s-built conventional tankers and seven of the Partnership’s 1990s-built shuttle tankers were written down to their estimated fair value, using appraised values. The write-down of the two conventional tankers was the result of the expected sale of the vessels and the vessels were classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015 (see below). The Partnership’s consolidated statement of income for the year ended December 31, 2015, includes a $3.9 million write-down related to these two conventional tankers. The write-down is included in the Partnership’s conventional tanker segment. Of the seven shuttle tankers, during the first quarter of 2015, one shuttle tanker was written down as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. An additional shuttle tanker was written down during the first quarter of 2015 as a result of a change in the operating plan of the vessel. In the fourth quarter of 2015, the write-down of five shuttle tankers, which have an average age of 17.5 years, was the result of changes in our expectations of their future opportunities, primarily due to their advanced age. The Partnership’s consolidated statement of income for the year ended December 31, 2015, includes total write-downs of $66.7 million related to these seven shuttle tankers. The write-downs are included in the Partnership’s shuttle tanker segment. In 2015, the Partnership sold a 1997-built shuttle tanker, the Navion Svenita, for net proceeds of $8.6 million. The Partnership’s consolidated statement of income for the year ended December 31, 2015 includes a $1.6 million gain related to the sale of this vessel. The gain on sale is included in the Partnership’s shuttle tanker segment.

In 2014, the carrying value of one of the Partnership’s 1990s-built shuttle tankers was written down to its estimated fair value, using an appraised value. The write-down was the result of the vessel charter contract expiring in early-2015. The Partnership’s consolidated statement of income for the year ended December 31, 2014, includes a $4.8 million write-down related to this vessel. The write-down is included in the Partnership’s shuttle tanker segment. In the fourth quarter of 2014, the Partnership sold a 1995-built shuttle tanker, the Navion Norvegia, to a joint venture between the Partnership and a joint venture partner (see note 20). The Partnership’s consolidated statement of income for the year ended December 31, 2014, includes a $3.1 million gain related to the sale of this vessel. The gain on sale of vessel is included in the Partnership’s shuttle tanker segment.

Conventional Tankers Dispositions

In March 2016, the time-charter contract with a subsidiary of Teekay Corporation for a 2004-built conventional tanker, the Kilimanjaro Spirit, was terminated by the Partnership. The Partnership concurrently received an early termination fee of $4.0 million from Teekay Corporation. Immediately following the charter termination, the Partnership sold the Kilimanjaro Spirit for net proceeds of $26.7 million and also sold a 2003-built conventional tanker, the Fuji Spirit, for net proceeds of $23.7 million, which were the approximate carrying values of the vessels at the time of sale. The two vessels were classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. As part of the sale of these vessels, the Partnership is in-chartering these vessels for a period of 3 years each, both with an additional 1-year extension option. One vessel is fixed on a two-year time-charter-out contract which commenced during the second quarter of 2016, and the other vessel is currently trading in the spot conventional tanker market.

In December 2015, bareboat and time-charter contracts with a subsidiary of Teekay Corporation for the SPT Explorer, Navigator Spirit and Fuji Spirit were terminated by the Partnership. The Partnership concurrently paid total net charter termination fees to Teekay Corporation of $1.8 million. Immediately following the charter terminations, the Partnership sold its 100% interest in SPT Explorer L.L.C. and Navigator Spirit L.L.C., which own the SPT Explorer and the Navigator Spirit conventional tankers, respectively, to Teekay Tankers Ltd., a company under common control, for net proceeds of $39.0 million, consisting of $80.0 million for the vessels and $8.6 million for working capital less $49.6 million for assumption of long-term debt. The $14.3 million excess of the purchase price over the Partnership’s carrying value of SPT Explorer L.L.C. and Navigator Spirit L.L.C. was accounted for as an equity contribution in the Partnership’s consolidated statement of changes in total equity.

The following table summarizes the pretax profit and components thereof for the SPT Explorer, Navigator Spirit, Fuji Spirit and Kilimanjaro Spirit for the periods presented in the consolidated statements of income, while these vessels were owned by the Partnership:

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Revenues	8,030	30,230	33,566
Voyage expenses	(435)	(2,326)	(5,373)
Vessel operating expenses	(1,340)	(6,234)	(5,906)
Depreciation and amortization	—	(6,583)	(6,680)
General and administrative	(1)	(11)	(8)
Income from vessel operations	6,254	15,076	15,599
Interest expense	(142)	(1,007)	(902)
Foreign currency exchange loss	(4)	(7)	(6)
Other expense - net	—	—	(4)
Net income before income tax expense	6,108	14,062	14,687